CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands	Total	Ordinary Shares	Additional Paid in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Non-controlling Interest in Equity of Consolidated Subsidiaries
Balance, beginning of year at Dec. 31, 2010		$ 3,165	$ 8,993,016	$ 100,795	$ 500,497	$ 1,002,296
Issuance of ordinary shares		307	572,708
Buybacks of ordinary shares		(317)	(666,705)		0
Exercise of stock options		1
Exercise of stock options, net of tax			1,333
Share based compensation expense			38,327
Change in net unrealized gains (losses) on investments, net of tax	446,427			446,427
Change in net unrealized gains (losses) on affiliate and other investments, net of tax	25,269			25,269
Change in OTTI losses recognized in other comprehensive income, net of tax	39,456			39,456
Change in underfunded pension liability	(2,622)			(2,622)
Change in value of cash flow hedge	440			440
Foreign currency translation adjustments	(26,700)			(26,700)
Net income (loss) attributable to ordinary shareholders	(474,760)				(474,760)
Dividends on ordinary shares					(138,979)
Non-controlling interests - contributions						0
Non-controlling interests - distributions						0
Non-controlling interests						(83)
Non-controlling interest share in change in accumulated other comprehensive income (loss)						(2,241)
Non-controlling interests - deconsolidation						0
Issuance of Series D preference ordinary shares						350,000
Purchase of Series D preference ordinary shares						(5,000)
Purchase of Series E preference ordinary shares						(500)
Balance, end of year at Dec. 31, 2011	10,756,130	3,156	8,938,679	583,065	(113,242)	1,344,472
Issuance of ordinary shares		10	1,387
Buybacks of ordinary shares		(183)	(402,748)		0
Exercise of stock options		4
Exercise of stock options, net of tax			5,545
Share based compensation expense			41,889
Change in net unrealized gains (losses) on investments, net of tax	841,215			841,215
Change in net unrealized gains (losses) on affiliate and other investments, net of tax	46,162			46,162
Change in OTTI losses recognized in other comprehensive income, net of tax	67,280			67,280
Change in underfunded pension liability	(9,985)			(9,985)
Change in value of cash flow hedge	439			439
Foreign currency translation adjustments	(8,156)			(8,156)
Net income (loss) attributable to ordinary shareholders	651,128				651,128
Dividends on ordinary shares					(135,568)
Non-controlling interests - contributions						1,500
Non-controlling interests - distributions						0
Non-controlling interests						113
Non-controlling interest share in change in accumulated other comprehensive income (loss)						240
Non-controlling interests - deconsolidation						0
Issuance of Series D preference ordinary shares						0
Purchase of Series D preference ordinary shares						0
Purchase of Series E preference ordinary shares						0
Balance, end of year at Dec. 31, 2012	11,856,402	2,987	8,584,752	1,520,020	402,318	1,346,325
Issuance of ordinary shares		13	29
Buybacks of ordinary shares		(226)	(639,292)		(36,098)
Exercise of stock options		9
Exercise of stock options, net of tax			12,614
Share based compensation expense			35,997
Change in net unrealized gains (losses) on investments, net of tax	(798,924)			(798,924)
Change in net unrealized gains (losses) on affiliate and other investments, net of tax	26,637			26,637
Change in OTTI losses recognized in other comprehensive income, net of tax	32,181			32,181
Change in underfunded pension liability	11,162			11,162
Change in value of cash flow hedge	439			439
Foreign currency translation adjustments	(54,858)			(54,858)
Net income (loss) attributable to ordinary shareholders	1,059,916				1,059,916
Dividends on ordinary shares					(162,043)
Non-controlling interests - contributions						7,747
Non-controlling interests - distributions						(37)
Non-controlling interests						(500)
Non-controlling interest share in change in accumulated other comprehensive income (loss)						(29)
Non-controlling interests - deconsolidation						(1,841)
Issuance of Series D preference ordinary shares						0
Purchase of Series D preference ordinary shares						0
Purchase of Series E preference ordinary shares						0
Balance, end of year at Dec. 31, 2013	$ 11,349,298	$ 2,783	$ 7,994,100	$ 736,657	$ 1,264,093	$ 1,351,665